January 31, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

RE:    AXP Tax-Exempt Series, Inc.
          AXP Tax-Exempt Bond Fund
          AXP Intermediate Tax-Exempt Fund
       File No. 2-57328/811-2686

Dear Ms. Mengiste:

Registrant certifies that the forms of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP TAX-EXEMPT SERIES, INC.


/s/ Leslie L. Ogg
Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/ll